CREDIT FACILITIES - Continuity of credit facilities (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Unsecured credit facility
CREDIT FACILITIES
Balance at the beginning	$ 16,164,590
Advances to Company		$ 16,387,090
Repayments during the period	(7,000,000)	(222,500)
Balance at the end	9,164,590	16,164,590
Kamino facility
CREDIT FACILITIES
Advances to Company	5,766,098
Balance at the end	5,766,098
Credit facility
CREDIT FACILITIES
Balance at the beginning	16,164,590
Advances to Company	5,766,098	16,387,090
Repayments during the period	(7,000,000)	(222,500)
Balance at the end	$ 14,930,688	$ 16,164,590